INCOME TAXES - Loss from continuing operations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Tax Disclosure [Abstract]
United States	$ (31,572)	$ (32,684)	$ (17,066)
Foreign	(20,731)	(8,430)	(3,262)
Loss before income taxes and equity in earnings of equity-method investment	$ (52,303)	$ (41,114)	$ (20,328)